Earnings Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Diluted earnings per share
Weighted average number of outstanding ordinary shares in issue	858,276,608	855,351,683	849,654,296
Effect of share options and LTIP awards	14,614,512	17,477,446	19,542,052
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,891,120	872,829,129	869,196,348
Net income attributable to the Company	$ 456,909	$ 37,729	$ 100,780
Diluted earnings per share attributable to the Company (US$ per share)	$ 0.52	$ 0.04	$ 0.12